PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2011	2010
At Cost:

Plant and buildings	$4,197,345	$4,036,543

Machinery and equipment	15,038,443	14,338,467

Motor vehicles	292,675	256,378

Office equipment	112,007	103,855
	19,640,470	18,735,243
Less: Accumulated depreciation

Buildings	(1,298,556)	(991,927)

Machinery and equipment	(6,981,542)	(5,416,028)

Motor vehicles	(237,728)	(207,145)

Office equipment	(99,728)	(90,531)
	(8,617,554)	(6,705,631)
Property, plant and equipment, net	$11,022,916	$12,029,612

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $1,911,923, $1,747,880 and $1,367,244, respectively. As of December 31, 2011 and 2010, a net book value of $4,131,509 and nil, respectively, of property were used as collateral for the Company's short-term loans.